Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 135,424	$ 136,022
Less: accumulated depreciation	(126,749)	(124,806)
Property and equipment, net	8,675	11,216
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	122,404	122,945
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,033	2,042
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 10,987	$ 11,035